Leases and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Leases and Contingencies
21.	LEASES AND CONTINGENCIES

Leases

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to certain office premises under non-cancelable leases. Our principal executive offices as well as our subsidiaries and affiliates that locate in Beijing lease approximately 4,200 square meters. Our subsidiaries and affiliates that locate in Shanghai lease approximately 540 square meters. Our subsidiaries and affiliates that locate in Shenzhen lease approximately 760 square meters. Our subsidiaries and affiliates that locate in Wuhan lease approximately 110 square meters. Our subsidiaries and affiliates that locate in Shandong province lease approximately 275 square meters. Our subsidiaries that locate in Hong Kong lease approximately 460 square meters. As of December 31, 2019, the Company had no long-term leases that were classified as a financing lease.

Most leases include one or more options to renew. The exercise of lease renewal options is typically at the Company’s sole discretion; therefore, the majority of renewals to extend the lease terms are not included in the Company’s right-of-use assets and lease liabilities as they are not reasonably certain of exercise. The Company regularly evaluates the renewal options, and when they are reasonably certain of exercise, the Company includes the renewal period in its lease term.

Lease costs were as follows:

Year Ended December 31, 2019
Operating lease cost (i)	$2,832,968
Total lease cost	2,832,968

(i) Excluding cost of short-term contracts. Short-term lease costs for year ended December 31, 2019 were $261,136.

Supplemental cash flow information related to operating leases for the year ended December 31, 2019 is as follows:

December 31, 2019
Operating cash payment for operating leases	$2,606,034
Weighted average remaining lease term on operating leases	1.20 years
Weighted average discount rate on operating leases	4.95%

Future operating leases payments were as follows:

Year ending
2020	$2,350,404
2021	1,101,102
2022	377,082
2023	48,647
Total lease payments	3,877,235
Less: interest	(187,150)
Present value of lease payments	$3,690,085

Legal Proceedings

On June 2, 2019, one of our subsidiaries, Zhengjin (Fujian) Precious Metal Investment Co., Ltd. and its Beijing Consulting Branch Company were sued by Lin Zhang, a PRC citizen in a lawsuit filed in Xicheng District People’s Court in Beijing, PRC (the “Court”) claiming that his/her trading activities in the trading system of Haixi Commodity Trading are invalidated and the defendants shall return the transaction amount in the aggregate of RMB2,729,996, approximately $391,000. The defendants filed an application for objection to jurisdiction to the Court on October 24, 2019. The Court then issued a civil ruling No. 22769 of Beijing 0102 Minchu (2019) on May 6, 2020, and transferred the case to the Gulou District People's Court in Fuzhou City, Fujian Province, PRC for trial. This case remains in its preliminary stage. We intend to defend the actions vigorously. If the final ruling is against us, it may result in adverse effect on our financial position, results of operations or cash flows.

On November 29, 2018, our Company, our CEO and one of the editors of our Company were named as defendants in a lawsuit filed in the Supreme Court of the State of New York, County of New York (the “Court”) by Khan Funds Management America and Xuefeng Dai for defamation and libel and other claims. Specifically, the plaintiffs alleged that certain report with respect to a China-based investment company of Xuefeng Dai that was edited by Zhenjiang Zhang and published on the website of the Company has caused, and continues to cause, irreparable harm to plaintiffs professional and personal reputations. The plaintiffs sought damages in an amount exceeding $500 million. On July 24, 2019, the Company filed a motion to dismiss the case. On August 16, 2019, the plaintiffs submitted to Court the notice of discontinuance without prejudice.